9. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Deferred tax assets
	December 31, 2012	December 31, 2011
Current Deferred Tax Assets:

Operating loss carry-forwards	$106,847	$83,157
Less: valuation allowance	(106,847)	(83,157)

Net Deferred Tax Assets	–	–